Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Cash Flows Parent Company Only) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	¥ 362,440	¥ 850,492	¥ 803,048
Net cash provided by operating activities	1,213,308	241,710	1,205,926
Cash flows from investing activities:
Net change in loans	(5,606,627)	(1,923,627)	(2,800,196)
Purchases of premises and equipment	(430,913)	(388,565)	(419,912)
Net cash used in investing activities	(12,801,572)	(5,978,075)	(5,673,888)
Cash flows from financing activities:
Net change in short-term borrowings	(589,512)	571,901	(4,480,378)
Proceeds from issuance of long-term debt	4,496,041	2,723,168	6,537,703
Repayment of long-term debt	(4,734,010)	(2,307,082)	(2,196,492)
Proceeds from issuance of common stock	6	5	6
Purchases of treasury stock	(1,435)	(13)	(12)
Dividends paid	(190,031)	(195,283)	(176,186)
Net cash provided by financing activities	11,869,753	5,558,717	4,264,631
Effect of exchange rate changes on cash and due from banks	(11,895)	(28,061)	34,758
Net increase (decrease) in cash and due from banks	269,594	(205,709)	(168,573)
Cash and due from banks at beginning of fiscal year	1,322,597	1,528,306	1,696,879
Cash and due from banks at end of fiscal year	1,592,191	1,322,597	1,528,306
Parent Company
Cash flows from operating activities:
Net income	362,440	850,492	803,048
Adjustments and other	(40,595)	(546,946)	(460,230)
Net cash provided by operating activities	321,845	303,546	342,818
Cash flows from investing activities:
Net change in loans	(2,022,860)	(479,948)	(150,000)
Purchases of premises and equipment	(40,362)	(165)	(159,670)
Payments for purchases of securities of subsidiaries	(65,269)	(2,249)
Proceeds from withdrawal of securities of subsidiaries	13,359
Net change in other investing activities	6,691	1,872	3,294
Net cash used in investing activities	(2,108,441)	(480,490)	(306,376)
Cash flows from financing activities:
Net change in short-term borrowings	(30,000)	(10,000)	130,000
Proceeds from issuance of long-term debt	2,022,860	479,948	150,000
Repayment of long-term debt		(98,800)	(141,200)
Proceeds from issuance of common stock	6	5	6
Purchases of treasury stock	(1,435)	(13)	(12)
Dividends paid	(190,031)	(195,283)	(176,186)
Net change in other financing activities	971	1,001	1,006
Net cash provided by financing activities	1,802,371	176,858	(36,386)
Effect of exchange rate changes on cash and due from banks	0	0	0
Net increase (decrease) in cash and due from banks	15,775	(86)	56
Cash and due from banks at beginning of fiscal year	137	223	167
Cash and due from banks at end of fiscal year	¥ 15,912	¥ 137	¥ 223